Label	Element	Value
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	$ 10,156,791,000
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	17,812,000
Noncontrolling Interest [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	33,022,000
Parent [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	10,123,769,000
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	17,812,000
AOCI Attributable to Parent [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	345,140,000
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(27,584,000)
Retained Earnings [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	4,746,364,000
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	45,396,000
Common Stock [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	356,227,000
Additional Paid-in Capital [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	$ 4,676,038,000